Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WILLIAMSBURG INVESTMENT TRUST
Entity Central Index Key	0000842512
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000004223
Shareholder Report [Line Items]
Fund Name	The Jamestown Equity Fund
Trading Symbol	JAMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Jamestown Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/jamestown/. You can also request this information by contacting us at (866) 738-1126.
Additional Information Phone Number	(866) 738-1126
Additional Information Website	https://funddocs.filepoint.com/jamestown/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jamestown Equity Fund (The)	$53	0.95%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Jamestown Equity Fund (The)	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,844	$11,543
Sep-2017	$12,490	$13,691
Sep-2018	$14,589	$16,143
Sep-2019	$15,063	$16,830
Sep-2020	$17,512	$19,380
Sep-2021	$23,243	$25,194
Sep-2022	$19,639	$21,296
Sep-2023	$24,084	$25,900
Sep-2024	$32,980	$35,315
Sep-2025	$38,382	$41,530

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Jamestown Equity Fund (The)	20.58%	16.38%	16.99%	14.40%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,451,867
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 193,473
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,451,867 Number of Portfolio Holdings48 Advisory Fee (net of waivers)$193,473 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	81.3%
Exchange-Traded Funds	12.4%
Money Market Funds	6.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.4%
Utilities	1.9%
Consumer Staples	3.2%
Energy	4.7%
Health Care	5.0%
Money Market Funds	6.3%
Consumer Discretionary	7.4%
Industrials	7.4%
Financials	11.5%
Communications	11.9%
Exchange-Traded Funds	12.4%
Technology	27.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.9%
Alphabet, Inc. - Class C	5.7%
Microsoft Corporation	5.4%
Apple, Inc.	4.7%
Meta Platforms, Inc. - Class A	4.3%
Vanguard Information Technology ETF	4.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	3.5%
JPMorgan Chase & Company	3.5%
Health Care Select Sector SPDR Fund (The)	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000004216
Shareholder Report [Line Items]
Fund Name	The Government Street Equity Fund
Trading Symbol	GVEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Government Street Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.
Additional Information Phone Number	(866) 738-1125
Additional Information Website	https://funddocs.filepoint.com/govstreet/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Equity Fund (The)	$47	0.84%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Government Street Equity Fund (The)	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,929	$11,543
Sep-2017	$12,865	$13,691
Sep-2018	$15,009	$16,143
Sep-2019	$15,620	$16,830
Sep-2020	$18,658	$19,380
Sep-2021	$24,007	$25,194
Sep-2022	$20,333	$21,296
Sep-2023	$24,165	$25,900
Sep-2024	$33,923	$35,315
Sep-2025	$40,749	$41,530

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Government Street Equity Fund (The)	23.84%	20.12%	16.91%	15.08%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 106,498,547
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 296,090
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$106,498,547 Number of Portfolio Holdings83 Advisory Fee $296,090 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.0%
Exchange-Traded Funds	6.0%
Money Market Funds	3.0%

Sector Weighting (% of net assets)

Value	Value
Real Estate	1.5%
Utilities	1.6%
Materials	2.0%
Energy	2.9%
Money Market Funds	3.0%
Consumer Staples	3.8%
Exchange-Traded Funds	6.0%
Health Care	6.3%
Consumer Discretionary	7.3%
Communications	8.2%
Industrials	13.4%
Financials	13.9%
Technology	30.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	15.1%
JPMorgan Chase & Company	4.7%
Alphabet, Inc. - Classes A & C	4.4%
Microsoft Corporation	3.6%
Walmart, Inc.	2.7%
Roundhill Ball Metaverse ETF	2.5%
AbbVie, Inc.	2.5%
Amazon.com, Inc.	2.5%
Apple, Inc.	2.4%
Meta Platforms, Inc. - Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000004221
Shareholder Report [Line Items]
Fund Name	The Government Street Opportunities Fund
Trading Symbol	GVMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Government Street Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.
Additional Information Phone Number	(866) 738-1125
Additional Information Website	https://funddocs.filepoint.com/govstreet/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Opportunities Fund (The)	$56	1.03%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Government Street Opportunities Fund (The)	Russell 3000® Index	S&P MidCap 400® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,407	$11,496	$11,533
Sep-2017	$13,650	$13,647	$13,553
Sep-2018	$15,421	$16,046	$15,478
Sep-2019	$16,325	$16,514	$15,093
Sep-2020	$17,462	$18,992	$14,767
Sep-2021	$24,102	$25,045	$21,217
Sep-2022	$21,242	$20,630	$17,982
Sep-2023	$24,408	$24,852	$20,771
Sep-2024	$31,307	$33,598	$26,336
Sep-2025	$35,347	$39,447	$27,949

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Government Street Opportunities Fund (The)	15.99%	12.91%	15.15%	13.46%
Russell 3000® Index	20.07%	17.41%	15.74%	14.71%
S&P MidCap 400® Index	12.63%	6.13%	13.61%	10.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 80,688,669
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 295,878
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$80,688,669 Number of Portfolio Holdings84 Advisory Fee $295,878 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.7%
Exchange-Traded Funds	11.1%
Money Market Funds	5.2%

Sector Weighting (% of net assets)

Value	Value
Communications	0.3%
Utilities	1.0%
Consumer Staples	2.1%
Energy	2.7%
Real Estate	2.7%
Consumer Discretionary	5.0%
Money Market Funds	5.2%
Materials	6.0%
Health Care	7.3%
Exchange-Traded Funds	11.1%
Financials	17.5%
Industrials	18.1%
Technology	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	11.2%
SPDR S&P MidCap 400® ETF Trust	5.2%
iShares Core S&P Mid-Cap ETF	4.0%
Nasdaq, Inc.	2.5%
Berkley (W.R.) Corporation	2.4%
Arthur J. Gallagher & Company	2.3%
Mid-America Apartment Communities, Inc.	2.3%
Waste Connections, Inc.	2.3%
CME Group, Inc.	2.0%
L3Harris Technologies, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000004218
Shareholder Report [Line Items]
Fund Name	Davenport Core Leaders Fund
Trading Symbol	DAVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Core Leaders Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Core Leaders Fund	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Core Leaders Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$11,112	$11,543
Sep-2017	$13,005	$13,691
Sep-2018	$14,737	$16,143
Sep-2019	$15,941	$16,830
Sep-2020	$17,444	$19,380
Sep-2021	$21,920	$25,194
Sep-2022	$17,614	$21,296
Sep-2023	$21,518	$25,900
Sep-2024	$29,310	$35,315
Sep-2025	$32,728	$41,530

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Core Leaders Fund	14.64%	11.66%	13.41%	12.59%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,247,063,146
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,375,630
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,247,063,146 Number of Portfolio Holdings39 Advisory Fee $4,375,630 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.0%
Money Market Funds	5.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Consumer Staples	1.7%
Energy	1.7%
Materials	4.7%
Money Market Funds	5.0%
Consumer Discretionary	8.7%
Industrials	9.1%
Health Care	12.2%
Financials	12.6%
Communications	12.7%
Technology	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brookfield Corporation	5.4%
NVIDIA Corporation	5.4%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	4.9%
Microsoft Corporation	4.8%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
UnitedHealth Group, Inc.	3.1%
Apple, Inc.	2.9%
Rockwell Automation, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000094748
Shareholder Report [Line Items]
Fund Name	Davenport Value & Income Fund
Trading Symbol	DVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Value & Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Value & Income Fund	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Value & Income Fund	Russell 1000® Value Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,473	$11,619	$11,543
Sep-2017	$13,268	$13,377	$13,691
Sep-2018	$14,396	$14,641	$16,143
Sep-2019	$14,759	$15,227	$16,830
Sep-2020	$14,211	$14,461	$19,380
Sep-2021	$18,351	$19,525	$25,194
Sep-2022	$16,010	$17,306	$21,296
Sep-2023	$17,446	$19,805	$25,900
Sep-2024	$21,918	$25,303	$35,315
Sep-2025	$23,531	$27,692	$41,530

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Value & Income Fund	7.91%	7.36%	10.61%	8.93%
Russell 1000® Value Index	9.32%	9.44%	13.87%	10.72%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 987,429,737
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,500,859
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$987,429,737 Number of Portfolio Holdings43 Advisory Fee $3,500,859 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Money Market Funds	5.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	1.1%
Communications	2.6%
Utilities	3.3%
Technology	4.9%
Consumer Discretionary	5.6%
Money Market Funds	5.7%
Consumer Staples	5.9%
Real Estate	6.6%
Energy	8.9%
Industrials	16.6%
Health Care	17.1%
Financials	21.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
L3Harris Technologies, Inc.	3.8%
Johnson & Johnson	3.7%
NextEra Energy, Inc.	3.3%
Chevron Corporation	3.3%
TE Connectivity plc	3.2%
Anheuser-Busch InBev S.A./N.V. - ADR	3.0%
American Tower Corporation	2.9%
Brookfield Asset Management Ltd. - Class A	2.9%
JPMorgan Chase & Company	2.9%
Becton, Dickinson and Company	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000094749
Shareholder Report [Line Items]
Fund Name	Davenport Equity Opportunities Fund
Trading Symbol	DEOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Equity Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Equity Opportunities Fund	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Equity Opportunities Fund	Russell Midcap® Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,957	$11,425	$11,543
Sep-2017	$12,623	$13,176	$13,691
Sep-2018	$13,702	$15,018	$16,143
Sep-2019	$16,114	$15,496	$16,830
Sep-2020	$17,494	$16,201	$19,380
Sep-2021	$23,530	$22,375	$25,194
Sep-2022	$18,442	$18,036	$21,296
Sep-2023	$21,981	$20,461	$25,900
Sep-2024	$27,608	$26,462	$35,315
Sep-2025	$28,132	$29,401	$41,530

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Equity Opportunities Fund	5.64%	1.90%	9.97%	10.90%
Russell Midcap® Index	14.31%	11.11%	12.66%	11.39%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 893,254,908
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,358,138
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$893,254,908 Number of Portfolio Holdings31 Advisory Fee $3,358,138 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

Sector Weighting (% of net assets)

Value	Value
Communications	2.1%
Consumer Staples	2.6%
Money Market Funds	2.7%
Technology	3.3%
Real Estate	4.7%
Health Care	7.0%
Materials	7.4%
Industrials	21.5%
Financials	22.6%
Consumer Discretionary	26.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Live Nation Entertainment, Inc.	6.2%
Brookfield Corporation	6.2%
Kinsale Capital Group, Inc.	6.0%
Clean Harbors, Inc.	5.2%
Martin Marietta Materials, Inc.	4.4%
O'Reilly Automotive, Inc.	4.3%
Xylem, Inc.	3.9%
DraftKings, Inc. - Class A	3.9%
Fairfax Financial Holdings Ltd.	3.9%
ESAB Corporation	3.8%

Material Fund Change Expenses [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000150331
Shareholder Report [Line Items]
Fund Name	Davenport Small Cap Focus Fund
Trading Symbol	DSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Small Cap Focus Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Small Cap Focus Fund	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Small Cap Focus Fund	Russell 2000® Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,729	$11,547	$11,543
Sep-2017	$14,365	$13,942	$13,691
Sep-2018	$15,595	$16,066	$16,143
Sep-2019	$16,376	$14,638	$16,830
Sep-2020	$19,104	$14,695	$19,380
Sep-2021	$26,003	$21,701	$25,194
Sep-2022	$21,434	$16,602	$21,296
Sep-2023	$25,766	$18,085	$25,900
Sep-2024	$29,402	$22,925	$35,315
Sep-2025	$28,643	$25,391	$41,530

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Small Cap Focus Fund	7.06%	-2.58%	8.44%	11.10%
Russell 2000® Index	21.95%	10.76%	11.56%	9.77%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 863,403,483
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,272,568
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$863,403,483 Number of Portfolio Holdings33 Advisory Fee $3,272,568 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Exchange-Traded Funds	2.1%
Money Market Funds	6.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-%
Health Care	0.8%
Exchange-Traded Funds	2.1%
Consumer Staples	2.7%
Materials	4.3%
Energy	5.5%
Money Market Funds	6.8%
Technology	6.9%
Real Estate	7.2%
Communications	7.8%
Financials	11.3%
Industrials	20.6%
Consumer Discretionary	24.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch Casino & Resort, Inc.	8.2%
Kinsale Capital Group, Inc.	5.7%
California Resources Corporation	4.9%
ESAB Corporation	4.7%
OneSpaWorld Holdings Ltd.	4.3%
Enovis Corporation	4.2%
Golden Entertainment, Inc.	4.2%
Verra Mobility Corporation - Class A	3.9%
Caesars Entertainment, Inc.	3.8%
Cable One, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000164143
Shareholder Report [Line Items]
Fund Name	Davenport Balanced Income Fund
Trading Symbol	DBALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Balanced Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Balanced Income Fund	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Balanced Income Fund	60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index	Bloomberg Intermediate U.S. Government/Credit Bond Index	Morningstar U.S. Moderate Target Allocation Index	Russell 1000® Value Index	S&P 500® Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,693	$10,778	$10,424	$10,667	$11,000	$10,784
Sep-2017	$11,676	$11,752	$10,447	$11,839	$12,663	$12,790
Sep-2018	$12,168	$12,369	$10,347	$12,833	$13,860	$15,081
Sep-2019	$12,723	$13,125	$11,192	$13,533	$14,414	$15,723
Sep-2020	$12,618	$13,140	$11,899	$14,938	$13,690	$18,105
Sep-2021	$14,947	$15,761	$11,851	$17,475	$18,483	$23,537
Sep-2022	$13,401	$14,090	$10,650	$14,616	$16,383	$19,895
Sep-2023	$14,125	$15,456	$10,884	$16,552	$18,748	$24,196
Sep-2024	$16,775	$18,586	$11,913	$20,518	$23,953	$32,992
Sep-2025	$17,641	$19,965	$12,390	$22,955	$26,215	$38,797

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 31, 2015)
Davenport Balanced Income Fund	5.31%	5.16%	6.93%	5.99%
60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index	6.88%	7.42%	8.73%	7.35%
S&P 500® Index	19.96%	17.60%	16.47%	14.92%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.20%	4.01%	0.81%	2.22%
Russell 1000® Value Index	9.32%	9.44%	13.87%	10.39%
Morningstar U.S. Moderate Target Allocation Index	13.21%	11.88%	8.97%	8.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 269,190,753
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 956,392
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$269,190,753 Number of Portfolio Holdings79 Advisory Fee $956,392 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	55.7%
Corporate Bonds	24.4%
Money Market Funds	8.9%
Municipal Bonds	0.9%
U.S. Government & Agency Obligations	6.5%
U.S. Treasury Obligations	3.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Municipal Bonds	0.9%
Materials	2.9%
Consumer Discretionary	3.1%
Utilities	3.3%
Communications	3.3%
U.S. Treasury Obligations	3.5%
Real Estate	3.7%
Technology	5.7%
U.S. Government & Agency Obligations	6.5%
Consumer Staples	6.9%
Money Market	8.8%
Industrials	9.8%
Energy	11.9%
Health Care	12.8%
Financials	16.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
L3Harris Technologies, Inc.	2.1%
Johnson & Johnson	2.0%
Meta Platforms, Inc., 4.950%, due 05/15/33	1.9%
Federal Home Loan Bank, 5.250%, due 03/20/35	1.9%
U.S. Treasury Bills, 4.335%, due 10/16/25	1.9%
Federal Farm Credit Bank, 5.260%, due 11/14/33	1.9%
Federal Farm Credit Bank, 5.330%, due 10/17/39	1.9%
Chevron Corporation	1.8%
NextEra Energy, Inc.	1.8%
TE Connectivity plc	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.
C000246245
Shareholder Report [Line Items]
Fund Name	Davenport Insider Buying Fund
Trading Symbol	DBUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Davenport Insider Buying Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.
Additional Information Phone Number	(800) 281-3217
Additional Information Website	https://www.investdavenport.com/davenport-asset-management/documents-applications/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Insider Buying Fund	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Davenport Insider Buying Fund	Russell 1000® Value Index	S&P 500® Index
Nov-2023	$10,000	$10,000	$10,000
Sep-2024	$11,307	$12,314	$12,762
Sep-2025	$11,169	$13,477	$15,008

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (November 30, 2023)
Davenport Insider Buying Fund	7.45%	-1.22%	6.21%
Russell 1000® Value Index	9.32%	9.44%	17.65%
S&P 500® Index	19.96%	17.60%	24.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 87,340,574
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 340,649
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$87,340,574 Number of Portfolio Holdings38 Advisory Fee $340,649 Portfolio Turnover25%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.5%
Consumer Staples	1.9%
Communications	2.2%
Real Estate	2.4%
Utilities	3.4%
Energy	3.7%
Financials	6.9%
Consumer Discretionary	9.2%
Materials	9.7%
Health Care	16.0%
Industrials	20.8%
Technology	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles Schwab Corporation (The)	3.9%
ConocoPhillips	3.7%
NextEra Energy, Inc.	3.4%
Keysight Technologies, Inc.	3.4%
Zebra Technologies Corporation - Class A	3.4%
NIKE, Inc. - Class B	3.3%
Zimmer Biomet Holdings, Inc.	3.2%
Mastercard, Inc. - Class A	3.1%
Martin Marietta Materials, Inc.	3.1%
Marvell Technology, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.